ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
ACCRUED LIABILITIES AND OTHER PAYABLES
Schedule of information about accrued liabilities and other payables

	As of December 31,
	2020	2019
	RMB’000	RMB’000
Deposits received from distributors	16,200	16,200
Accrued salary	871	1,208
Accrued rent, electricity and water	1,352	1,563
Accrued other taxes	1,042	1,027
Others	3,381	3,344
	22,846	23,342

Schedule of information about accrued liabilities and other payables denominated in various currencies	Accrued liabilities and other payables are denominated in the following currencies:

	As of December 31,
	2020	2019
	’000	’000
In Renminbi	22,846	23,342
In US dollars	—	—